State Street Federal Treasury Money Market Fund
Preferred Class (TPEXX) Capital Class (TCOXX) Agency Class (TAYXX) Advisory Class (TAOXX) Advantage Class (AFTXX)
Summary Prospectus – September 9, 2026
Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You may find the fund's prospectus and other information about the fund online at:

www.statestreet.com/im
You may also get this information at no cost by calling (866) 392-0869, by sending an e-mail request to
Fund_Inquiry@ssga.com, or by writing to the fund, c/o State Street Global Advisors Funds Distributors, LLC, One
Iron Street, Boston, Massachusetts 02210. The fund's current prospectus and statement of additional information are incorporated by reference into this summary prospectus.

Investment Objective
The investment objective of State Street Federal Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Treasury Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund's proportionate share of the expenses of the State Street Treasury Money Market Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
	Preferred Class	Capital Class	Agency Class	Advisory Class	Advantage Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Preferred Class	Capital Class	Agency Class	Advisory Class	Advantage Class
Management Fee	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses
Operations and Administration Fee[1]	0.07%	0.13%	0.15%	0.15%	0.14%
Shareholder Service and Administration Fee[1]	0.00%	0.00%	0.05%	0.15%	0.25%
Total Other Expenses	0.07%	0.13%	0.20%	0.30%	0.39%
Total Annual Fund Operating Expenses	0.12%	0.18%	0.25%	0.35%	0.44%

Other Expenses for each of the Preferred Class, Capital Class, Agency Class, and Advisory Class shares are based on estimates for the current fiscal year.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Preferred Class	$12	$39	$68	$154
Capital Class	$18	$58	$101	$230
Agency Class	$26	$80	$141	$318
Advisory Class	$36	$113	$197	$443
Advantage Class	$45	$141	$246	$555
Principal Investment Strategies
The Treasury Fund is a government money market fund and attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund's other cash management needs.
The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less, with the exception of certain floating rate securities that may have final maturities longer than 397 days but use maturity shortening provisions to meet the 397 day requirement, and that the Fund believes present minimal credit risk), to maintain a maximum dollar-weighted average maturity and dollar-weighted average life of sixty (60) days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity.
The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Treasury Portfolio, which has substantially identical investment policies to the Fund. When the Fund invests in this “master-feeder”  structure, the Fund's only investments are shares of the Portfolio, and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.
Principal Risks
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The

Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Money Market Fund Risk: An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund's share price to fall below $1.00.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Stable Share Price Risk: If the market value of one or more of the Fund's investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Interest Rate Risk: Interest rate risk is the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
Low Short-Term Interest Rates: During market conditions in which short-term interest rates are at low levels, the Fund's yield can be very low. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income.
Master/Feeder Structure Risk: The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.
Large Transactions Risk: To the extent a large proportion of the interests of the Portfolio or Fund are held by a small number of investors (or a single investor), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these investors will purchase or redeem Portfolio or Fund interests in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Portfolio or Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Portfolio or Fund to conduct its investment program.
Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Fund Performance

The Fund has not yet completed a full calendar year of operations and therefore does not have performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets. When available, the Fund will make updated performance information available at the Fund's website: www.statestreet.com/im.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund. The Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management.

Purchase and Sale of Fund Shares
Purchase Minimums
The Fund's initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Preferred Class
To establish an account	$25,000,000
To add to an existing account	None
Capital Class
To establish an account	$15,000,000
To add to an existing account	None
Agency Class
To establish an account	$5,000,000
To add to an existing account	None
Advisory Class
To establish an account	$2,000,000
To add to an existing account	None
Advantage Class
To establish an account	$1,000,000
To add to an existing account	None
You may purchase or redeem Fund Shares on any day the Fund is open for business.
You may purchase or redeem Fund Shares by written request or wire transfer. Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 219737
Kansas City, MO 64121-9737
By Overnight/Registered, Express, Certified Mail:
State Street Funds
801 Pennsylvania Avenue, Suite 219737
Kansas City, MO 64105-1307
By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 7:00 a.m. and 6:00 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Financial Intermediaries may contact SS&C GIDS, Inc. at (877) 332-6207 or via email at nsccresearch@dstsystems.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

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